Subsequent Events	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Subsequent Events
38.	SUBSEQUENT EVENTS
Debt Exchange
In the context of the exchange restrictions establish by Communication “A” 7,106 of the BCRA (see Note 34.k) and after formal consultation to BCRA, which was answered by the negative, with respect to possibility of complying to said regulation through the refinancing reached in July 2020 in relation to the Class XLVII NOs with maturity in 2021 (see Note 20), and with the additional objective of easing the financial commitments of the Company for the next 2 years, on January 7, 2021, YPF launched an exchange offer of Classes XLVII, XXVIII, XIII, XXXIX, LIII, I and LIV NOs (the “Existing Negotiable Obligations”, see Note 20), for new Classes XVI, XVII and XVIII NOs (the “New Negotiable Obligations”) denominated in dollars at a step up fixed interest rate, ranging from 1.5% to 9%, repayable between 2023 and 2033, including an initial cash payment for Class XLVII NOs.
The New Negotiable Obligations contain usual covenants, similar to those of the Existing Negotiable Obligations. In addition, Class XVI NOs are secured by (i) the assignment of collection rights arising from the export of certain exportable products under sale agreements entered into by YPF with widely recognized market traders; and (ii) a first pledge on YPF EE shares representing 50% of the outstanding capital stock and voting rights in this company, as long as at least 50% of the principal of Class XVI NOs remains outstanding.
On February 11, 2021, upon expiration of the early participation period for holders of Class XLVII NOs and the exchange offer for the rest of the Existing Negotiable Obligations, YPF announced that it had reached a global participation to the exchange of 32% and 59.8% of Class XLVII NOs. With such results, and taking into account that the refinancing of principal and interest of all Existing Negotiable Obligations that were included in the exchange largely exceeds the required 60% refinancing of the Class XLVII NO, on that same day the BCRA approved YPF’ s access to the free exchange market to pay the cash component offered to holders that submitted Class XLVII NO in exchange, and to pay Class XLVII NOs that were not exchanged at their maturity. In addition, the BCRA authorized access to the free exchange market for the payment of all Class VIII NOs due in March 2021 in the amount of approximately US$ 9 million.
Therefore, on February 12, 2021, and March 1 (closing date for late participation of Class XLVII NOs holders), YPF issued new Class XVI, XVII and XVIII NOs for a total principal amount of US$ 775.8 million, US$ 747.8 million and US$ 575.6 million, respectively, and tender instructions were received to submit the Existing Negotiable Obligation as detailed below:

•	Class XLVII NO for a principal amount of US$ 247.3 million.

•	Class XXVIII NO for a principal amount of US$ 656.4 million.

•	Class XIII NO for a principal amount of US$ 201.7 million.

•	Class XXXIX NO for a principal amount of US$ 368.2 million.

•	Class LIII NO for a principal amount of US$ 190.7 million.

•	Class I NO for a principal amount of US$ 101.0 million.

•	Class LIV NO for a principal amount of US$ 213.4 million .
YPF assessed whether the instruments subject to exchange were substantially different, considering both qualitative (e.g., currency, term, rate, among others) and quantitative aspects (if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received, and discounted using the original effective interest rates, is at least 10% different from the discounted present value of the remaining cash flows of the original financial liabilities). In this regard, the Company recognized the exchange of the NOs as a debt modification according to IFRS 9 due to the instruments subject to exchange were not substantially different. This modification did not generate a significant impact on comprehensive income.
Issuance of NOs
On February 26, 2021, the Company issued (i) Class XIV Additional NOs denominated in dollars and payable in pesos at the applicable exchange rate, at a 2% fixed interest rate, due December 4, 2023 for a principal amount of US$ 75.6 million and (ii) Class XIX NOs denominated in purchase value units (“UVA” for its acronym in Spanish), at a 3.5% fixed interest rate, due 42 months after the issuance and settlement date, for a principal amount of UVA 60.5 million.
As of the date of issuance of these consolidated financial statements, there are no other significant subsequent events that require adjustments or disclosure in the financial statements of the Group as of December 31, 2020, or their description in Note to these consolidated financial statements, which were not already considered in such consolidated financial statements according to IFRS.
The consolidated financial statements as of December 31, 2020, have been approved at the Board of Director’s meeting and authorized to be issued on March 4, 2021, and will be considered at the Shareholders’ Meeting.